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United States
Securities and Exchange Commission
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07021

Federated Investment Series Funds, Inc.
(Exact name of registrant as specified in charter)

4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)

Registrant’s telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2009 through 6/30/2010

Item 1. Proxy Voting Record.

Federated Bond Fund

IssuerName	MeetingDate	Ticker	CUSIP	ProposalText	Proponent	VoteCast	For/ Against Mgmt	Logical Ballot Status
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director John F. Chlebowski	Mgmt	For	For	Voted
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director Howard E. Cosgrove	Mgmt	For	For	Voted
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director William E. Hantke	Mgmt	For	For	Voted
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director Anne C. Schaumburg	Mgmt	For	For	Voted
NRG Energy Inc	07/21/2009	NRG	629992389	Amend Omnibus Stock Plan	Mgmt	For	For	Voted
NRG Energy Inc	07/21/2009	NRG	629992389	Amend Executive Incentive Bonus Plan	Mgmt	For	For	Voted
NRG Energy Inc	07/21/2009	NRG	629992389	Adopt Majority Voting for Uncontested Election of Directors	Mgmt	For	For	Voted
NRG Energy Inc	07/21/2009	NRG	629992389	Ratify Auditors	Mgmt	For	For	Voted
NRG Energy Inc	07/21/2009	NRG	629992389	Report on Carbon Principles	ShrHldr	Against	For	Voted
NRG Energy Inc	07/21/2009	NRG	629992389	Change Size of Board of Directors	ShrHldr	Against	For	Voted
NRG Energy Inc	07/21/2009	NRG	629992389	Repeal Amendments Adopted Without Stockholder Approval After February 26, 2008	ShrHldr	Against	For	Voted
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director Betsy S. Atkins	ShrHldr	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director Ralph E. Faison	ShrHldr	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director Coleman Peterson	ShrHldr	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director Thomas C. Wajnert	ShrHldr	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Change Size of Board of Directors	ShrHldr	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director Donald DeFosset	ShrHldr	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director Richard H. Koppes	ShrHldr	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director John M. Albertine	ShrHldr	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director Marjorie L. Bowen	ShrHldr	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Elect Director Ralph G. Wellington	ShrHldr	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Repeal Amendments Adopted Without Stockholder Approval After February 26, 2008	ShrHldr	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Amend Omnibus Stock Plan	Mgmt	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Amend Executive Incentive Bonus Plan	Mgmt	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Adopt Majority Voting for Uncontested Election of Directors	Mgmt	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Ratify Auditors	Mgmt	TNA	N/A	Take No Action
NRG Energy Inc	07/21/2009	NRG	629992389	Report on Carbon Principles	ShrHldr	TNA	N/A	Take No Action

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Investment Series Funds, Inc.

By (Signature and Title)*	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 26, 2010

* Print the name and title of each signing officer under his or her signature.